Accounts Receivable - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Receivables [Abstract]
Accounts receivable used to secure bank borrowings	$ 8,174	49,481	65,450
Secured debt	$ 22,569	136,626	261,051